Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash consist of the following:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$402,783	$270,166
Restricted cash	186	29,623
Total cash and cash equivalents and restricted cash	$402,969	$299,789